Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2014
Basis of Presentation [Abstract]
Basis of Presentation and General Information
1.      Basis of Presentation and General Information:

The accompanying unaudited condensed consolidated financial statements include the accounts of Aegean Marine Petroleum Network Inc. ("Aegean" or "AMPNI") and its subsidiaries (Aegean and its subsidiaries are hereinafter collectively referred to as the "Company") and have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP") for interim financial information. Accordingly, they do not include all the information and notes required by US GAAP for complete financial statements.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the nine months ended September 30, 2014 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2014.

On December 18, 2013, the Company, via its subsidiary Aegean Bunkering USA, acquired Hess's U.S. East Coast operations (the “US East Coast Business”), for a total consideration of $30,000 plus the inventory acquired on closing which amounted to $97,390. The U.S. East Coast Business includes physical supplies of marine fuel products to seagoing ships in ports and at sea. The preparation of pro-forma information of the Company as though the acquisition had occurred at the beginning of the year ended December 31, 2013 and of comparable information for the prior reporting year is impracticable due to different accounting principles and policies applied and due to the fact that Hess historically operated the U.S. East Coast Business primarily as part of its integrated distribution network. Therefore, meaningful historical revenue information is not available. As such, the Company has not presented pro forma earnings information for the years ended December 31, 2012 and 2013 in the audited consolidated financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2013, nor has it presented such information herein.

These unaudited condensed consolidated financial statements presented in this report should be read in conjunction with the audited consolidated financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2013.